Equity - Summary of Income Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income statement [line items]
Income of the period	$ 1,739,317	$ 1,646,329	$ 1,509,203
Non-controlling interests income	166,854	62,825	14,473
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of income statement [line items]
Interest income and readjustments	553,937	579,176	482,806
Income of the period	(13,087)	(14,830)	(1,563)
Non-controlling interests income	$ (4,500)	$ (5,001)	$ (527)